Revenue from contract with customers (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Segment revenue	$ 1,556,623	$ 978,233
Revenue from external customers	1,556,623	978,233
Travelan [Member] | Australia [Member]
Statement Line Items [Line Items]
Segment revenue	798,885	580,793
Revenue from external customers	798,885	580,793
Travelan [Member] | United States
Statement Line Items [Line Items]
Segment revenue	513,554	369,483
Revenue from external customers	513,554	369,483
Travelan [Member] | Other [Member]
Statement Line Items [Line Items]
Segment revenue	217,169
Revenue from external customers	217,169
Protectyn [Member] | Australia [Member]
Statement Line Items [Line Items]
Segment revenue	27,015	27,593
Revenue from external customers	27,015	27,593
Protectyn [Member] | United States
Statement Line Items [Line Items]
Segment revenue		364
Revenue from external customers		$ 364